Derivative Financial Instruments - Derivative contracts (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Interest rate swaps held for trading
Forward foreign exchange contracts held for trading
Unrealized gain (loss) on derivatives held for trading	$ 2,459	$ 1,962	$ 9,282	$ 5,569